Subsequent events	12 Months Ended
May 31, 2019
Subsequent events
Subsequent events

34.    Subsequent events

Subsequent to year-end the Company's subsidiary Marigold Projects Jamaica Limited received a retail Herb House licence from Jamaica's Cannabis Licensing Authority to open its first store at the Peter Tosh Square, Unit 51, Pulse Center, 38a Trafalgar Road, overlooking the Peter Tosh Museum in New Kingston, Jamaica.